INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
Schedule of Inventory
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Medicine	308	1,101	159
Medical equipment	2,409	47	7
Low-value consumables	1,180	4,775	687
	3,897	5,923	853